Stock Plan - RSU and PRSU Activities (Details) - RSUs and PRSUs	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	27,036
Vested (in shares) | shares	(1,474)
Canceled or forfeited (in shares) | shares	(818)
Ending balance (in shares) | shares	24,744
Weighted-Average Grant Date Fair Value
Outstanding, beginning, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	17.47
Vested (in dollars per share) | $ / shares	17.31
Canceled or forfeited (in dollars per share) | $ / shares	10.54
Outstanding, ending, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 17.70